UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
7/31/09 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (146.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.8%)
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	$3,000,000	$3,014,550
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	1,200,000	941,172
			3,955,722

Alaska (0.2%)
Northern Tobacco Securitization Corp. Rev. Bonds,
5 1/2s, 6/1/29 (Prerefunded)	Aaa	750,000	813,060
			813,060

Arizona (3.2%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,300,000	2,863,014
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BBB-/P	435,000	432,312
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5s, 5/15/26	A-	800,000	790,104
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	2,051,000	1,655,936
Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,400,000	2,607,408
(Public Service Co. of NM), Ser. A, 6.3s, 12/1/26	Baa3	3,200,000	3,031,968
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,158,176
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Class A, 5 1/4s, 9/1/30	A3	1,500,000	1,335,300
U. Medical Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s,
7/1/39	BBB+	1,000,000	997,300
			14,871,518

Arkansas (1.1%)
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	2,100,000	2,080,113
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	AAA	45,000	45,865
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	AAA	1,500,000	1,447,305
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa1	1,750,000	1,631,893
			5,205,176

California (17.2%)
ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC,
zero %, 8/1/20	AA-	1,500,000	814,920
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/23	AA-	1,000,000	436,770
CA Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,495,815
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	641,186
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Sutter Hlth.), Ser. A, NATL, 5 3/8s, 8/15/30	Aa3	2,500,000	2,330,550
AMBAC, 5.293s, 7/1/17	A2	2,400,000	2,435,952
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	Aa2	5,000,000	3,803,950
Ser. K, 4 5/8s, 8/1/26	Aa2	10,000,000	8,091,900
CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas &
Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,187,025
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	850,000	777,861
CA State G.O. Bonds, 6 1/2s, 4/1/33	A2	12,000,000	12,944,520
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	5,250,000	3,871,770

Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	775,000	552,777
Chula Vista COP, NATL, 5s, 8/1/32	AA-	4,000,000	3,488,520
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	1,915,000	1,674,782
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A,
zero %, 1/1/28 (Prerefunded)	Aaa	20,000,000	8,279,000
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	925,000	1,034,927
Ser. A-1, 5s, 6/1/33	BBB	1,050,000	700,529
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	Aa2	6,000,000	6,560,880
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	900,000	755,631
Redwood City, Elementary School Dist. G.O. Bonds,
FGIC, NATL, zero %, 8/1/21	AA-	1,990,000	1,003,836
Rocklin, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 8/1/27	AA-	2,000,000	702,680
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/20	BB/P	1,195,000	962,800
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.), Ser. 97-01
5s, 9/1/29	BB/P	1,180,000	833,635
5s, 9/1/18	BB/P	1,030,000	899,592
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
NATL, 6 1/2s, 8/1/17	AA-	5,000,000	5,280,700
San Diego Cnty., COP, AMBAC, 5 5/8s, 9/1/12	A	4,400,000	4,564,252
San Juan, Unified School Dist. G.O. Bonds, FSA, zero
%, 8/1/19	AAA	1,000,000	598,240
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB+/F	2,700,000	195,723
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	650,000	592,124
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A, 5 7/8s, 1/1/29	A1	1,585,000	1,624,593
			80,137,440

Colorado (2.9%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	259,561
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	1,375,000	1,328,690
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	736,126
CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.),
Ser. A-3, Class III, 5 1/4s, 5/1/33	A1	5,040,000	5,030,474
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	AA	1,250,000	1,125,275
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	3,280,000	3,193,638
CO State Hsg. Fin. Auth. Rev. Bonds (Single Fam.),
Ser. B-2 , 7s, 5/1/26	Aaa	5,000	5,104
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	A1	1,525,000	1,661,549
			13,340,417

Delaware (0.4%)
DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.),
Ser. B, zero %, 1/1/40	A3	12,540,000	1,328,864
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB+	700,000	531,160
			1,860,024

District of Columbia (1.2%)
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC,
NATL, 5s, 10/1/28	AA-	5,550,000	5,568,204
			5,568,204

Florida (5.5%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A-	3,000,000	3,041,610
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	1,867,975
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	3,395,000	3,065,651
FL Hsg. Fin. Corp. Rev. Bonds (Homeowner Mtge.), Ser.
5, 5s, 7/1/34	Aa1	350,000	348,975
FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s,
10/1/31	A1	1,700,000	1,600,074
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s,
6/1/46	A-	4,200,000	3,315,564
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/13	Baa2	475,000	479,494
AMBAC, 5s, 3/15/12	A	625,000	632,744
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	261,433
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	2,500,000	2,554,125
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.)
Ser. A, 6.8s, 11/15/31	Ba2	1,000,000	750,810
5 3/8s, 11/15/28	BB	1,000,000	647,100
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Hosp. Hlth.
Care), Ser. E
6s, 10/1/26	A2	2,940,000	2,927,270
6s, 10/1/26 (Prerefunded)	A2	60,000	61,102
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
2.063s, 5/1/36	BB-/P	1,915,000	902,635

South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09 (In default) (NON)	BB-/P	2,025,000	645,003
South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s,
5/1/28	Aa3	1,500,000	1,344,615
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	1,500,000	811,245
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	485,000	273,899
			25,531,324

Georgia (2.5%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A	4,500,000	4,409,685
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Ser. C-2, AMBAC,
4 5/8s, 4/1/10	A	5,500,000	5,535,970
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds
(Georgia-Pacific Corp.), 6 1/2s, 6/1/31	B2	900,000	767,313
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	1,400,000	1,162,966
			11,875,934

Hawaii (0.1%)
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A,
FNMA Coll., 5 3/4s, 7/1/30	AAA	280,000	280,059
			280,059

Idaho (0.3%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,240,000	1,205,020
			1,205,020

Illinois (5.2%)
Chicago, Single Fam. Mtge. Rev. Bonds, Ser. A, GNMA
Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/20	Aaa	1,075,000	1,095,909
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A,
NATL, zero %, 1/1/24	AA-	1,600,000	776,736
IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	2,500,000	2,436,300
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39	A-	1,490,000	1,496,690
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,425,000	1,431,398
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	3,000,000	2,450,160
(Alexian), Ser. A, FSA, 5 1/4s, 1/1/22	Aa3	3,775,000	3,902,444
IL Fin. Auth. Hosp. Rev. Bonds (Kishhealth Syst.),
5 3/4s, 10/1/35	A-	1,550,000	1,393,156
Kendall & Kane Cntys., Cmnty. United School Dist. G.O.
Bonds (No. 115 Yorkville), FGIC, zero %, 1/1/21	A2	1,075,000	653,643
Lake Cnty., Cmnty. Construction School Dist. G.O.
Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+	1,805,000	1,039,337
zero %, 12/1/21 (Prerefunded)	AA+	145,000	89,762
zero %, 12/1/20	AA+	1,495,000	917,392
zero %, 12/1/20 (Prerefunded)	AA+	155,000	101,663
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	AA-	2,500,000	1,236,350
Metropolitan Pier & Exposition Auth. Rev. Bonds
(McCormack Place Expansion Project), NATL, 5s, 12/15/28	AAA	1,770,000	1,788,443
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	BBB-	1,919,000	1,277,766
Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A,
NATL
zero %, 4/1/25	AA-	1,870,000	885,819
zero %, 4/1/21	AA-	2,230,000	1,345,805
			24,318,773

Indiana (3.3%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	390,000	299,036
IN Bk. Special Program Gas Rev. Bonds, Ser. A
5 1/4s, 10/15/21	Aa3	180,000	175,090
5 1/4s, 10/15/18	Aa3	2,000,000	2,023,100
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	A	2,695,000	2,270,511
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,700,000	4,174,587
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,312,600
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	AA	1,375,000	1,395,873
NATL, 5.6s, 11/1/16	AA	1,550,000	1,571,933
U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO,
5 3/4s, 10/1/28	AAA	1,000,000	1,078,920
			15,301,650

Iowa (1.1%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	3,580,000	4,188,600
IA State Higher Ed. Loan Auth. Rev. Bonds
5s, 10/1/22	BBB-/F	605,000	574,181
(Wartburg), Ser. A, 5s, 10/1/21	BBB-/F	605,000	576,849
			5,339,630

Kentucky (0.5%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28 (Prerefunded)	AAA/P	1,470,000	1,584,807
6 5/8s, 10/1/28	Baa1	405,000	408,378
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	290,000	265,599
			2,258,784

Louisiana (1.3%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	690,000	713,860
Rapides, Fin. Auth. Mandatory Put Bonds (Cleco Pwr.),
5 1/4s, 3/1/13	Baa1	5,250,000	5,340,300
			6,054,160

Maine (0.4%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	665,000	661,402
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	1,950,000	1,018,856
			1,680,258

Maryland (0.4%)
MD Econ. Dev. Corp. Poll. Control Rev. Bonds
(Potomac Electric Power Co.), 6.2s, 9/1/22	Baa1	650,000	712,881
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	550,000	483,340
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	471,105
			1,667,326

Massachusetts (11.6%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	587,742
(MA Biomedical Research), Ser. C, 6 3/8s, 8/1/17	Aa3	2,785,000	2,892,111
(MA Biomedical Research), Ser. C, 6 1/4s, 8/1/20	Aa3	2,850,000	2,945,988
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	1,360,000	1,002,891
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (Dominion Energy Brayton), Ser. 1, 5 3/4s,
12/1/42	A-	1,500,000	1,570,455
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	1,985,000	2,384,203
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	1,500,000	1,158,720
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	A	25,650,000	26,205,579
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	1,895,869
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,275,430
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	2,095,000	1,603,995
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	3,790,000	3,726,290
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,469,235
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	AA-	700,000	657,377
(Care Group), Ser. B-2, NATL, 5s, 2/1/25	AA-	800,000	728,304
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,427,436
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s,
7/1/13 (Prerefunded)	Aaa	2,010,000	2,491,295
			54,022,920

Michigan (3.8%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	A	1,435,000	1,134,468
Ser. A, FGIC, 5s, 7/1/30	AA-	4,505,000	4,158,566
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	1,300,000	1,137,565
Detroit, City School Dist. G.O. Bonds, Ser. A, FSA,
6s, 5/1/29	AAA	1,000,000	1,073,250
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FSA,
6 1/4s, 7/1/36	AAA	1,425,000	1,484,693
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	140,000	118,241
MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo
College), 5 1/2s, 12/1/18	A1	500,000	517,890
MI State Hosp. Fin. Auth. Rev. Bonds, Ser. A, 6 1/8s,
6/1/39	A1	2,500,000	2,531,925
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,210,000	2,186,728
MI State Strategic Fund Mandatory Put Bonds (Dow
Chemical), Ser. A-1, 6 3/4s, 6/2/14	Baa	100,000	103,331
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	Baa3	500,000	496,565
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,650,000	1,854,749
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	575,000	404,800
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	570,150
			17,772,921

Minnesota (0.6%)
MN State Hsg. Fin. Agcy. Rev. Bonds
(Single Fam. Mtge.), 6.05s, 7/1/31	Aa1	335,000	337,208

(Res. Hsg.), Ser. M, 5 3/4s, 1/1/37	Aa1	970,000	966,159
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	995,000	825,154
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,150,000	852,380
			2,980,901

Mississippi (1.8%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.)
5.9s, 5/1/22	BBB	3,000,000	2,771,970
5 7/8s, 4/1/22	BBB	2,330,000	2,173,098
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,095,000	1,128,408
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	310,000	308,205
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	2,000,000	1,864,340
			8,246,021

Missouri (5.4%)
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership),
Ser. B, GNMA Coll., FNMA Coll., 4.4s, 3/1/14	AAA	175,000	175,282
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds Ser. 2003A
(St. Luke's Health), 5 1/2s, 11/15/28 (T)	A-1	10,000,000	10,533,700
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The))
Ser. A, 0.38s, 9/1/30	VMIG1	8,300,000	8,300,000
Ser. B, 0.38s, 9/1/30	VMIG1	5,100,000	5,100,000
Ser. D, 0.3s, 9/1/30	VMIG1	500,000	500,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan), Ser. C-1, GNMA Coll., FNMA Coll.,
7.15s, 3/1/32	AAA	405,000	433,524
			25,042,506

Nebraska (0.6%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	BBB+	3,000,000	2,904,270
			2,904,270

Nevada (9.9%)
Clark Cnty., Ltd. Tax Bond, 5s, 6/1/33 (T)	AA+	32,285,000	29,794,149
Clark Cnty., Arpt. Rev. Bonds
Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aa3	5,105,000	5,110,206
Ser. A-1, AMBAC, 5s, 7/1/24	Aa3	2,600,000	2,377,830
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	2,100,000	1,240,218
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC
6.1s, 12/1/38	A	3,000,000	2,706,330
5 1/4s, 7/1/34	A	3,000,000	2,433,030
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	AA+	1,000,000	982,650
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	1,160,000	523,659
(No. T-16), 5.1s, 3/1/21	BB/P	1,275,000	575,739
(No. T-17), 5s, 9/1/25	BB/P	610,000	387,106
			46,130,917

New Jersey (3.3%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,300,000	1,489,137
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,000,000	754,710
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	5,000,000	4,210,850
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,800,000	2,367,008
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	2,336,812
(St. Peter's U. Hosp.), 5 1/4s, 7/1/21	Baa2	2,325,000	2,095,453
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,500,000	1,501,155
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	1,350,000	881,847
			15,636,972

New Mexico (0.1%)
NM Mtge. Fin. Auth. FRN (Single Fam. Mtge.), Ser. C,
GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s, 9/1/33	AAA	500,000	499,500
			499,500

New York (6.0%)
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (GoodShepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	320,000	234,134
Buffalo, G.O. Bonds, Ser. D, FGIC, 5 1/2s, 12/15/13	AA-	1,000,000	1,078,370
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. C, 5 5/8s, 11/15/14	Baa2	2,000,000	1,902,940
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	1,400,000	1,239,630
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BB+	770,000	630,707
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s,
10/1/36	BB+	2,000,000	1,327,720

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	2,100,000	1,455,131
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B-	2,000,000	1,930,840
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	700,000	379,463
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	1,500,000	1,117,260
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	800,000	632,072
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	6,000,000	5,998,980
Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	AA-	9,000,000	8,356,050
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 4.99s,
10/1/13	B+	670,000	602,544
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	1,300,000	1,311,608
			28,197,449

North Carolina (4.0%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa1	1,000,000	1,016,140
Ser. C, 6 3/4s, 1/1/24	Baa1	1,000,000	1,136,410
Ser. A, 5 3/4s, 1/1/26	Baa1	3,000,000	3,029,610
Ser. B, 5.65s, 1/1/16	Baa1	1,000,000	1,017,930
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	704,834
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	859,340
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A2	8,000,000	8,185,360
U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 1/2s, 10/1/34	A3	3,000,000	2,987,610
			18,937,234

North Dakota (1.6%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	AAA/P	2,000,000	2,149,260
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxiliary Fac.), FSA, 5s, 4/1/19	AAA	500,000	543,545
ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.),
Ser. B, 4.8s, 7/1/37	Aa1	5,305,000	4,675,350
			7,368,155

Ohio (7.2%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds, 5 1/4s,
2/15/33 (T)	AAA	10,000,000	9,906,500
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 3/4s, 6/1/34	BBB	14,300,000	9,169,303
5 1/8s, 6/1/24	BBB	2,070,000	1,698,704
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13 (In default) (NON)	D	1,300,000	611,000
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase Proj.), 7s, 12/1/38	BB-/P	700,000	420,749
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	3,100,000	2,857,797
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,050,200
OH State Higher Ed. Fac. Comm. Rev. Bonds (John
Carroll U.), 5 1/4s, 11/15/33	A2	500,000	486,580
OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp.
Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	3,000,000	3,059,880
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	4,660,000	4,366,839
			33,627,552

Oklahoma (0.4%)
Durant, Cmnty. Facs. Auth. G.O. Bonds, XLCA, 5 3/4s,
11/1/24	A	1,730,000	1,838,090
			1,838,090

Oregon (1.2%)
Keizer, Special Assmt. Bonds (Keizer Station), Ser. A,
5.2s, 6/1/31	A3	2,500,000	2,458,174
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	1,040,000	867,069
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	1,250,000	1,279,300
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	815,000	816,907
			5,421,450

Pennsylvania (4.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	1,500,000	896,700
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.),
5.6s, 3/1/33	Baa1	2,025,000	1,795,466
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
5.4s, 1/1/15	BB/P	1,060,000	960,286
5.3s, 1/1/14	BB/P	710,000	653,498
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	865,000	865,320

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes), Ser. A, 5s, 1/1/17	BBB+	1,320,000	1,189,650
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	725,000	643,256
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	A1	1,000,000	992,500
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	1,000,000	1,000,180
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint
Luke's Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	1,250,000	1,072,325
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A
6.6s, 1/1/19	B-	1,850,000	1,268,378
6 1/2s, 1/1/13	B-	1,000,000	707,660
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	686,108
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	1,776,915
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	747,495
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13
(In default) (NON)	D/P	1,462,206	439
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	580,000	555,292
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	3,000,000	3,394,950
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	550,000	467,616
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,000,000	1,111,640
			20,785,674

Puerto Rico (3.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5s, 7/1/16	Baa3	5,000,000	4,953,750
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa3	4,125,000	3,971,591
Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds
(Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/17	Baa3	1,750,000	1,746,604
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/30	A+	27,000,000	6,583,680
			17,255,625

Rhode Island (--%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/4s, 6/1/42	BBB	200,000	146,264
			146,264

South Carolina (2.8%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.7s, 4/1/14	BBB	1,000,000	1,043,010
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A	2,500,000	2,420,675
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	2,000,000	2,326,600
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	1,300,000	1,421,979
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	2,445,000	2,832,410
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	305,000	353,327
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/1/27	A1	2,460,000	2,480,959
			12,878,960

South Dakota (0.9%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,450,000	2,147,743
SD Hsg. Dev. Auth. Rev. Bonds
(Home Ownership), Ser. C, 5 3/8s, 5/1/18	AAA	1,395,000	1,407,234
(Home Ownership Mtge.), Ser. J, 4 1/2s, 5/1/17	AAA	500,000	509,750
			4,064,727

Tennessee (0.5%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded)	Baa1	2,000,000	2,287,200
			2,287,200

Texas (16.0%)
Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears
Methodist Retirement), 6s, 11/15/29	B+/P	1,050,000	721,182
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	3,250,000	2,763,930
Brazoria Cnty., Brazos River Harbor Naval Dist. (Dow
Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	BBB-	390,000	298,108
Brazos River, Auth. Poll. Control Rev. Bonds
Ser. D-1, 8 1/4s, 5/1/33	Caa2	500,000	250,780
(TXU Energy Co., LLC), 5s, 3/1/41	Caa2	500,000	225,835
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	BBB-	2,850,000	2,484,944
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A	4,000,000	3,645,840
Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s,
12/1/33 (T)	AAA	19,999,671	20,146,471

Denton, Indpt. School Dist. VRDN, Ser. 05-A, 0.40s,
8/1/35	AA	2,250,000	2,250,000
Gateway, Pub. Fac. Corp. Mandatory Put Bonds
(Stonegate Villas Apt.), FNMA Coll., 4.55s, 7/1/14	Aaa	1,500,000	1,546,620
Gulf Coast, Waste Disp. Auth. Rev. Bonds
(Valero Energy Corp.), 6.65s, 4/1/32	Baa2	1,000,000	942,050
Ser. A, 6.1s, 8/1/24	BBB	550,000	485,947
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas
Med. Ctr.), Ser. B-1, 0.33s, 9/1/31	VMIG1	1,555,000	1,555,000
Harris Cnty., Houston Sports Auth. Rev. Bonds, Ser. H,
NATL, zero %, 11/15/25	AA-	11,000,000	3,907,860
Lower CO River Auth. Rev. Bonds, 5 3/4s, 5/15/37	A1	2,400,000	2,416,151
Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No.
1), Ser. A, AMBAC, 4.4s, 5/1/30	A	1,500,000	1,114,860
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	1,200,000	1,120,440
North TX Thruway Auth. Rev. Bonds, Ser. D, AGO, zero
%, 1/1/28	AAA	7,800,000	2,651,064
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,300,000	1,388,257
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	1,898,200
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, 1/1/43 (6.5s, 1/1/15) 2043 (STP)	A2	4,000,000	2,765,240
Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	Baa2	1,535,000	1,443,760
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,350,000	2,373,947
San Antonio Wtr. Rev. Bonds, Ser. A, FSA, 5s, 5/15/32	AAA	2,000,000	2,015,320
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.),
5 1/4s, 11/15/37	A-	1,100,000	945,714
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	2,000,000	1,526,880
6s, 7/1/19	Baa3	1,700,000	1,496,731
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5s, 12/15/15	A2	3,000,000	2,839,020
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	A	8,000,000	7,185,520
			74,405,671

Utah (2.6%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, NATL,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	AA-	7,910,000	7,911,265
Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.),
Ser. B, 0.33s, 5/15/37	VMIG1	2,425,000	2,425,000
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	A	2,000,000	2,001,840
			12,338,105

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	AAA	170,000	168,788
Ser. 19A, FSA, 4.62s, 5/1/29	AAA	675,000	668,358
			837,146

Virginia (1.1%)
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P	735,000	682,359
6.7s, 6/1/27 (Prerefunded)	BB+/P	265,000	303,645
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	Baa1	2,500,000	2,099,224
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	2,100,000	2,248,806
			5,334,034

Washington (2.7%)
Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s,
12/1/31	Baa3	4,000,000	3,353,800
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/22	A	940,000	959,176
5s, 12/1/21	A	940,000	967,664
Port of Seattle Rev. Bonds, Ser. B, NATL, 5.8s, 2/1/20	Aa2	1,000,000	1,008,480
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	734,877
6 1/2s, 6/1/26	BBB	5,030,000	4,954,701
WA State Hlth. Care Fac. Auth. Rev. Bonds, Ser. C,
Radian Insd., 5 3/8s, 8/15/28	Baa2	900,000	752,436
			12,731,134

West Virginia (1.3%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	3,450,000	2,947,334
Mason Cnty., Poll. Control Rev. Bonds (Appalachian
Pwr. Co. Project), Ser. L, 5 1/2s, 10/1/11	BBB	750,000	776,108
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	BB-	2,025,000	1,498,824
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	935,000	784,746
			6,007,012

Wisconsin (4.7%)

Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded)	AAA	7,000,000	8,028,300
6 3/8s, 6/1/32 (Prerefunded)	AAA	8,600,000	9,741,306
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	AA-	2,500,000	2,722,875
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	1,500,000	1,543,140
			22,035,621

Wyoming (0.9%)
Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin
Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A+	2,000,000	2,022,560
WY Muni. Pwr. Agcy. Rev. Bonds (Pwr. Supply), Ser. A,
5 1/2s, 1/1/33	A2	950,000	969,162
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds (Pwr.
Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,039,490
			4,031,212

TOTAL INVESTMENTS

Total investments (cost $720,313,051)(b)			$685,029,722

NOTES

(a) Percentages indicated are based on net assets of $466,481,547.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at July 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at July 31, 2009 and does not reflect any subsequent changes.

(b) The aggregate identified cost on a tax basis is $720,367,746, resulting in gross unrealized appreciation and depreciation of $15,433,645 and $50,771,669, respectively, or net unrealized depreciation of $35,338,024.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at July 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at July 31, 2009 (as a percentage of net assets):

Healthcare	33.4%
Utilities	24.7
Prerefunded	15.0
Local Government	12.0
Limited Tax	11.1

The fund had the following insurance concentration greater than 10% at July 31, 2009 (as a percentage of net assets):

AMBAC	15.5%
NATL	10.0%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (“TOB trust”) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.

At July 31, 2009, the fund’s investments with a value of $70,380,820 were held by the TOB trust and served as collateral for $36,139,671 in floating-rate bonds outstanding. During the period ended July 31, 2009, the fund incurred interest expense of $38,059 for these investments based on an average interest rate of 0.54%.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	685,029,722	--

Totals by level	$--	$685,029,722	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009